Basis of Presentation	3 Months Ended
Jan. 31, 2019
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Basis of Presentation

Note 1: Basis of Presentation

Bank of Montreal (“the bank”) is a chartered bank under the Bank Act (Canada) and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is 129 rue Saint Jacques, Montreal, Quebec. Its executive offices are 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange.

These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2018, with the exception of the adoption of IFRS 15 Revenue from Contracts with Customers discussed below. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2018 as set out on pages 148 to 209 of our 2018 Annual Report. We also comply with interpretations of International Financial Reporting Standards (“IFRS”) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (“OSFI”). These interim consolidated financial statements were authorized for issue by the Board of Directors on February 26, 2019.

Changes in Accounting Policy

Effective November 1, 2018, we adopted IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). We elected to retrospectively present prior periods as if IFRS 15 had always been applied. Under the new standard, the primary impact is the reclassification of amounts within the Consolidated Statement of Income. As a result, loyalty rewards and cash promotion costs on cards previously recorded in non-interest expense are presented as a reduction in non-interest revenue. In addition, when customers reimburse us for certain out-of-pocket expenses incurred on their behalf, we will record the reimbursement in non-interest revenue. Previously, these reimbursements were recorded as a reduction in the related expense. There is also minimal impact to net income resulting from the fact that IFRS 15 does not require discounting of loyalty reward liabilities and we will amortize costs to obtain card customers, which were previously expensed as incurred.

The following table summarizes the impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:

(Canadian $ in millions) For the three months ended	October 31, 2018	January 31, 2018
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	(1)	(1)
Deposit and payment service charges	(2)	(3)
Card fees	(32)	(40)
Investment management and custodial fees	3	1
Underwriting and advisory fees	2	2
Other	1	1
	(29)	(40)
Non-Interest Expense
Employee compensation	1	-
Travel and business development	(36)	(44)
Professional fees	2	2
Other	2	1
	(31)	(41)
Provision for income taxes	-	1
Net Income	2	-